
                                UNITED STATES
                                                                                          -------------------------
                       SECURITIES AND EXCHANGE COMMISSION                                 OMB APPROVAL
                                                                                          -------------------------
                             Washington, D.C. 20549                                       OMB Number:  3235-0456

                                   FORM 24F-2                                             Expires:  August 31, 2000
                        ANNUAL NOTICE OF SECURITIES SOLD
                                                                                          Estimated average burden
                             PURSUANT TO RULE 24F-2
                                                                                          hours per response......1
                                                                                          -------------------------
             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

--------------------------------------------------------------------------------
1.   Name and address of issuer:
                                Schroder Capital Funds (Delaware)
                                Two Portland Square
                                Portland, Maine 04101


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Schroder U.S. Smaller Companies Fund-- Investor Shares
 Schroder U.S. Smaller Companies Fund-- Advisor Shares
            Schroder Micro Cap Fund -- Investor Shares
     Schroder Emerging Markets Fund -- Investor Shares


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3.   Investment Company Act File Number:    811-1911

      Securities Act File Number:                         2-34215



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed:

                                May 31, 1998


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4(c). [ ] Check box if this is the last time the issuer will be filing this Form.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5. Calculation of registration fee:

     (i)     Aggregate sale price of securities sold during the
                                                                                          -------------------------
              fiscal year pursuant to section 24(f):                                                   $45,192,591
                                                                                          -------------------------

     (ii)    Aggregate price of securities redeemed or
                                                                      --------------------
              repurchased during the fiscal year:                            ($13,316,756)
                                                                      --------------------

     (iii)    Aggregate  price of  securities  redeemed or  repurchased   during
              any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
                                                                      --------------------
              to the Commission:                                                       $0
                                                                      --------------------

                                                                                          -------------------------
     (iv)   Total available redemption credits [add Items 5(ii) and 5(iii)]:            -             ($13,316,756)
                                                                                          -------------------------

     (v) Net sales -- if Item 5(i) is greater than Item 5(iv)
                                                                                          -------------------------
             [subtract Item 5(iv) from Item 5(i)]:                                                     $31,875,835
                                                                                          -------------------------

------------------------------------------------------------------------------------------
     (vi)   Redemption credits available for use in future years                       $0
                                                                      --------------------
              -- if Item 5(i) is less than Item 5(iv)  [subtract Item 5(iv) from
             Item 5(i)]:
------------------------------------------------------------------------------------------

     (vii)  Multiplier for determining registration fee (See
                                                                                          -------------------------
              Instruction C.9):                                                                            .000295
                                                                                          -------------------------

     (viii) Registration fee due [multiply Item 5(v) by Item
                                                                                          -------------------------
               5(vii)]  (enter "0" if no fee is due):                 =                                  $9,403.37
                                                                                          -------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

                                --------------------------------------
                                                      0 (zero) Shares
                                --------------------------------------



     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                --------------------------------------
                                                      0 (zero) Shares
                                --------------------------------------




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                          -------------------------
                                                                                        +                       $0
                                                                                          -------------------------


-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
8. Total of the amount of the  registration  fee due plus any interest due [line
5(viii) plus line 7]:

                                                                                          -------------------------
                                                                                        =               $ 9,403.37
                                                                                          -------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: August 27, 1998

     Method of Delivery:
                                [X]    Wire Transfer
                                [ ]    Mail or other means


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                             SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/  Thomas G. Sheehan
                               ----------------------------------------
                                     Thomas G. Sheehan
                                     Assistant Treasurer and Assistant Secretary
Date: August 27, 1998

A copy of the Declaration of Trust of Schroder Capital Funds (Delaware) is on file with the Secretary of State of the State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.









*Please print the name and title of the signing officer below the signature.

--------------------------------------------------------------------------------